Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under noncancelable operating leases
Future minimum rental payments under non-cancelable operating leases at December 31, 2018, are as follows:

Operating Leases
(In millions)
2019	$124
2020	111
2021	96
2022	81
2023	63
Thereafter	189
Total minimum lease payments	$664

Schedule of management's estimate of the maximum potential exposure related to protection programs	The following table shows changes in the allowance for transaction losses and negative customer balances related to our protection programs for the year end December 31, 2018 and 2017:

	As of December 31,
	2018	2017
	(In millions)
Beginning balance	$266	$222
Provisions, net of recoveries	1,059	823
Realized losses	(981)	(779)
Ending balance	$344	$266